UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one.) [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northeast Investors Growth
Address:  50 Congress Street
          Boston, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Gordon Barrett
Title: Investment Management
Phone: 617-523-3588
Signature, Place, and Date of Signing:

Gordon Barrett      Boston, MA        February 15, 1999

Report Type (Check only one):

[X]  13F Holding Report.

[ ]  13F Notice.

[ ]  13F Combination Report.

List of Other Managers Reporting to this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number   Name

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
                                             FORM 13F AS OF  12/31/1999
                                             ACCOUNT MF002   NORTHEAST GROWTH FUND
                                                                                              Item 6                Item 8
 Item 1                         Item 3            Item 4              Item 5         Investment Discretion    Voting Authority
 ______________                 _____       _________________  _____________________          ________            ________
COMMON STOCKS

 AMERICAN EXPRESS CO            025816109         4,691,531.25           31,500.000            31,500.000           31,500.000
 AMER INTERNTL GROUP            026874107         4,932,537.00           45,046.000            45,046.000           45,046.000
 AMGEN INC                      031162100         4,234,875.00           69,000.000            69,000.000           69,000.000
 BRISTOL MYERS SQUIBB CO        110122108         4,769,962.50           81,800.000            81,800.000           81,800.000
 BROADCOM CORP                  111320107         9,666,425.00           39,800.000            39,800.000           39,800.000
 CMGI INC                       125750109         2,152,937.50           19,000.000            19,000.000           19,000.000
 CTC COMMUNICATIONS             126419100           895,125.00           21,000.000            21,000.000           21,000.000
 CHASE MANHATTAN CORP           16161A108         2,641,781.25           30,300.000            30,300.000           30,300.000
 CHEVRON CORP                   166751107         3,068,925.00           33,200.000            33,200.000           33,200.000
 CISCO SYSTEMS INC              17275R102        28,095,362.50          363,400.000           363,400.000          363,400.000
 CITIGROUP INC                  172967101         5,189,843.75           87,500.000            87,500.000           87,500.000
 COMVERSE TECHNOLOGY            205862402         1,890,000.00           10,000.000            10,000.000           10,000.000
 CORNING INC                    219350105         8,497,200.00           43,800.000            43,800.000           43,800.000
 COX COMMUNICATIONS             224044107         6,760,900.00          139,400.000           139,400.000          139,400.000
 DELL COMPUTER                  247025109         4,681,775.00           86,800.000            86,800.000           86,800.000
 DISNEY (WALT) PRODUCTIONS      254687106         3,806,500.00           92,000.000            92,000.000           92,000.000
 E M C CORPORATION-MASS         268648102        14,675,000.00          117,400.000           117,400.000          117,400.000
 EATON VANCE CORP               278265103         5,367,187.50          125,000.000           125,000.000          125,000.000
 EXXON MOBIL CORPORATION        30231G102         6,998,534.06           89,941.000            89,941.000           89,941.000
 FLEETBOSTON FINANCIAL CORP     339030108         4,038,141.00          110,634.000           110,634.000          110,634.000
 GENERAL ELECTRIC CO            369604103        17,008,550.00          109,600.000           109,600.000          109,600.000
 GENERAL MOTORS CORP            370442105         5,531,875.00           66,800.000            66,800.000           66,800.000
 GENERAL MOTORS CLASS-H         370442832           933,850.00            7,600.000             7,600.000            7,600.000
 HEWLETT PACKARD CO             428236103         5,222,962.50           39,400.000            39,400.000           39,400.000
 HOME DEPOT                     437076102         5,229,337.50           81,075.000            81,075.000           81,075.000
 INTEL CORP                     458140100        14,011,762.50          106,200.000           106,200.000          106,200.000
 INTERNATL BUS MACH             459200101         9,086,000.00           77,000.000            77,000.000           77,000.000
 JDS UNIPHASE                   46612J101         4,171,462.50           34,600.000            36,400.000           36,400.000
 JOHNSON & JOHNSON              478160104         3,489,112.50           49,800.000            49,800.000           49,800.000
 ELI LILLY & CO                 532457108         4,139,100.00           65,700.000            65,700.000           65,700.000
 LUCENT TECH                    549463107         6,670,350.00          109,800.000           109,800.000          109,800.000
 MCI WORLDCOM INC               55268B106         6,090,000.00          134,400.000           134,400.000          134,400.000
 MCGRAW-HILL COMPANIES INC      580645109         3,062,150.00           67,300.000            50,800.000           50,800.000
 MEDTRONIC                      585055106         3,898,962.50           75,800.000            75,800.000           75,800.000
 MERCK & CO                     589331107         5,367,600.00           86,400.000            86,400.000           86,400.000
 MICROSOFT CORP                 594918104        17,977,500.00          169,200.000           169,200.000          169,200.000
 MORGAN STANLEY DEAN WITTER CO  617446448         7,081,256.25           86,820.000            86,820.000           86,820.000
 NOKIA CORP-SPONS ADR           654902204         8,320,675.00           38,300.000            38,300.000           38,300.000
 ORACLE CORP                    68389X105         9,242,600.00          118,400.000           118,400.000          118,400.000
 PFIZER INC                     717081103         6,455,109.38          176,550.000           176,550.000          176,550.000
 PROCTER & GAMBLE               742718109         2,276,950.00           40,300.000            40,300.000           40,300.000
 QUALCOMM INC                   747525103         5,614,150.00           37,600.000            37,600.000           37,600.000
 QWEST COMMUNICATIONS           749121109         5,082,800.00          104,800.000           104,800.000          104,800.000
 ROYAL DUTCH PETROLEUM          780257804         3,088,925.00           53,200.000            53,200.000           53,200.000
 SAFEGUARD SCIENTIFICS          786449108         1,265,625.00           18,000.000            18,000.000           18,000.000
 SONY CORP                      835699307         7,255,237.50           22,400.000            22,400.000           22,400.000
 STATE STREET CORP              857477103         5,706,181.00           78,100.000            78,100.000           78,100.000
 SUN MICROSYSTEMS INC           866810104         8,883,056.72           94,800.000            94,800.000           94,800.000

 TEXAS INSTRUMENTS INC          882508104           880,000.00            5,500.000             5,500.000            5,500.000
 TIME WARNER                    887315109        18,529,175.00          187,400.000           187,400.000          187,400.000
 VIACOM INC CLASS A             925524100         4,916,250.00           92,000.000            92,000.000           92,000.000
 VODAFONE AIRTOUCH PLC          92857T107         5,056,187.50           91,000.000            91,000.000           91,000.000
 WAL MART STORES INC            931142103         8,857,800.00          159,600.000           159,600.000          159,600.000
 WARNER LAMBERT CO              934488107         6,530,062.50           66,975.000            66,975.000           66,975.000
 YAHOO! INC                     984332106         8,568,750.00           50,000.000            25,000.000           25,000.000

 COMMON STOCKS                  TOTAL *         368,509,650.00        4,507,441.000         4,507,441.000        4,507,441.000
                          GRAND TOTAL **        368,509,650.00        4,507,441.000         4,507,441.000        4,507,441.000

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